CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 782,853	$ 716,590
Accounts receivable	1,255,596	661,850
Accounts receivable - related party	171,392
Inventory	3,093,521	464,219
Other receivable		131,900
Prepaid expenses and other current assets	1,482,192	646,530
Prepaid expenses and other current assets - related party	2,724,972	15,523
TOTAL CURRENT ASSETS	9,510,526	2,636,612
Other assets	1,008,579	429,203
Property and equipment, net	114,567	52,715
Intangible assets, net	41,994
TOTAL ASSETS	10,675,666	3,118,530
CURRENT LIABILITIES:
Accounts payable and accrued expenses	1,778,333	577,932
Accounts payable and accrued expenses - related party	387,847	13,759
Convertible notes payable, net of unamortized discount of $2,989,110 and $0, respectively	121,604
Notes payable, net of unamortized discount of $126,763 and $110,561, respectively	9,951,745	2,872,472
Notes payable - related party	97,979	160,391
Loans payable		17,938
Loans payable - related party	7,213	148,250
Taxes payable	1,358,789	1,080,590
TOTAL CURRENT LIABILITIES	13,703,510	4,871,332
TOTAL LIABILITIES	13,703,510	4,871,332
Commitments and Contingencies (see Note 9)
STOCKHOLDERS' DEFICIT:
Preferred stock, $0.001 par value; 100,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2017 and December 31, 2016, respectively
Common stock, $0.001 par value; 300,000,000 shares authorized; 12,825,393 and 12,587,053 shares issued and 12,666,704 and 12,587,053 outstanding as of December 31, 2017 and December 31, 2016, respectively	12,825	12,587
Additional paid-in capital	5,652,429	287,293
Accumulated other comprehensive loss	(1,385,229)	(1,050,463)
Accumulated deficit	(7,211,987)	(1,002,219)
Treasury Stock	(95,882)
TOTAL STOCKHOLDERS' DEFICIT	(3,027,844)	(1,752,802)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 10,675,666	$ 3,118,530